Issued Capital (Details) - Schedule of movements in issued shares - Ordinary shares [member] - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Issued Capital (Details) - Schedule of movements in issued shares [Line Items]
Balance	1,037,358,032	860,837,432	533,891,470
Beginning of the year	$ 160,703,754	$ 156,632,636	$ 143,910,328
Movement during the year	1,046,658,646	176,520,600	326,945,962
Movement during the year	$ 36,744,236	$ 4,071,118	$ 12,722,308
Balance	2,084,016,678	1,037,358,032	860,837,432
End of the year	$ 197,447,990	$ 160,703,754	$ 156,632,636